Staff Costs - Disclosure of Detailed Information About Employee Benefits Expense (Details) - NZD ($) $ in Thousands		12 Months Ended
		Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Staff Costs
Salaries and wages	[1]	$ 29,443	$ 26,920	$ 30,872
Defined contribution expenses		732	1,089	508
Employee benefits expense	[2]	$ 30,175	$ 28,009	$ 31,380

[1]	Included in the current year's $29.4m is an accrual for phantom warrants of $11.6m which has been recognised as a brand transition, restructure and transaction expense in the consolidated statement of profit or loss and other comprehensive income. The Group uses the Black Scholes option pricing model to determine the fair value of the phantom warrants which have an exercise price of US$0.37 which vests in three tranches being 21 January 2021, 21 July 2021 and 21 January 2022 equal to 1.50% of the outstanding shares of the Company on the vesting date. There are no conditions or restrictions to receiving the benefit of all the phantom warrants for the full bonus calculation period. Each tranche of phantom warrants may be exercised for cash at any time in the three year period following vesting date and as such is recognised as a liability.
[2]	Staff costs include an accrual of $11.6m for phantom warrants which has been recognised in the brand transition, restructure and transaction expense line in the consolidated statement of profit or loss and other comprehensive income